SCHEDULE OF INVESTMENTS

Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
U.S. 10-Year Treasury Note August Futures:
Put $131.50, Expires 7-23-21	22	2,200	$4
Put $132.00, Expires 7-23-21	22	2,200	7
U.S. 5-Year Treasury Note August Futures, Put $123.25, Expires 7-23-21	43	4,300	9

TOTAL PURCHASED OPTIONS – 0.0%			$20
(Cost: $24)

OTHER GOVERNMENT SECURITIES(A)	Principal

Angola – 0.3%
Republic of Angola 9.500%, 11-12-25	$200	220

Brazil – 4.0%
Brazil Letras do Tesouro Nacional:
0.000%, 1-1-24(B)(C)	BRL5,800	964
0.000%, 7-1-24(B)(C)	1,258	200
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-27(C)	3,245	659
6.000%, 1-1-29(C)	1,799	374
10.000%, 1-1-31(C)	672	136
10.000%, 5-15-35(C)	500	430
		2,763

Chile – 1.3%
Chile Bonos Tesoreria:
4.500%, 3-1-26(C)	CLP90,000	128
2.800%, 10-1-28(C)	100,000	118
6.000%, 9-1-30(C)	85,000	116
4.700%, 10-1-33(C)	115,000	125
2.300%, 3-1-35(C)	170,000	235
5.000%, 1-1-43(C)	125,000	187
		909

China – 16.8%
China Government Bond:
1.860%, 4-9-23(C)	CNH6,500	989
2.360%, 7-2-23(C)	24,160	3,711
2.880%, 11-5-23(C)	4,430	687
1.990%, 4-9-25(C)	29,120	4,355
3.220%, 12-6-25(C)	4,300	673
2.850%, 6-4-27(C)	2,860	437
3.280%, 12-3-27(C)	2,040	320

3.250%, 11-22-28(C)	1,950	305
3.810%, 9-14-50(C)	1,200	190
		11,667

Columbia – 2.8%
Colombian TES:
5.750%, 11-3-27(C)	COP1,420,600	363
6.000%, 4-28-28(C)	712,300	182
7.750%, 9-18-30(C)	1,596,000	444
7.000%, 6-30-32(C)	1,636,400	425
7.250%, 10-18-34(C)	1,540,100	402
6.250%, 7-9-36(C)	320,300	75
7.250%, 10-26-50(C)	323,200	79
		1,970

Czech Republic – 3.8%
Czech Republic Government Bond:
2.400%, 9-17-25(C)	CZK8,900	427
1.000%, 6-26-26(C)	12,840	579
0.250%, 2-10-27(C)	5,900	253
2.500%, 8-25-28(C)	6,360	311
2.750%, 7-23-29(C)	4,470	223
0.950%, 5-15-30(C)	8,230	357
2.000%, 10-13-33(C)	10,050	476
		2,626

Dominican Republic – 0.4%
Dominican Republic Government Bond:
9.750%, 6-5-26(C)	DOP8,000	158
4.500%, 1-30-30	$150	154
		312

Egypt – 1.8%
Arab Republic of Egypt 8.700%, 3-1-49	200	212
Egypt Government Bond:
14.605%, 9-8-25(C)(D)	EGP6,975	447
14.406%, 7-7-27(C)(D)	9,076	577
		1,236

Ghana – 0.7%
Republic of Ghana:
7.750%, 4-7-29	$245	251
8.625%, 4-7-34	200	207
		458

Hungary – 2.2%
Hungary Government Bond:
6.000%, 11-24-23(C)	HUF42,520	159
3.000%, 6-26-24(C)	50,000	176
2.500%, 10-24-24(C)	55,710	193
5.500%, 6-24-25(C)	59,370	228
1.500%, 8-26-26(C)	29,820	98
6.750%, 10-22-28(C)	65,640	286
3.000%, 8-21-30(C)	42,360	149
3.000%, 10-27-38(C)	75,530	250
		1,539

Indonesia – 7.9%
Indonesia Government Bond:
7.250%, 2-15-26(C)	IDR2,160,000	159
5.500%, 4-15-26(C)	11,712,000	812

8.375%, 9-15-26(C)	570,000	44
7.000%, 5-15-27(C)	8,900,000	652
6.125%, 5-15-28(C)	9,475,000	654
9.000%, 3-15-29(C)	2,800,000	224
8.250%, 5-15-29(C)	2,683,000	207
7.750%, 4-15-31(C)	6,479,000	484
8.750%, 5-15-31(C)	12,961,000	1,033
9.500%, 7-15-31(C)	290,000	24
6.625%, 5-15-33(C)	4,980,000	343
8.375%, 3-15-34(C)	8,290,000	634
9.500%, 5-15-41(C)	1,307,000	111
8.750%, 2-15-44(C)	1,353,000	108
		5,489

Malaysia – 4.3%
Malaysia Government Bond:
4.048%, 9-30-21(C)	MYR1,744	423
4.392%, 4-15-26(C)	236	61
3.900%, 11-30-26(C)	450	114
3.899%, 11-16-27(C)	2,400	609
3.733%, 6-15-28(C)	1,820	458
3.885%, 8-15-29(C)	994	252
2.632%, 4-15-31(C)	675	154
4.232%, 6-30-31(C)	650	168
4.127%, 4-15-32(C)	1,460	371
3.828%, 7-5-34(C)	1,600	384
		2,994

Mexico – 2.4%
Mexican Bonos:
7.500%, 6-3-27(C)	MXN11,850	620
8.500%, 5-31-29(C)	9,600	530
7.750%, 11-23-34(C)	3,100	164
8.500%, 11-18-38(C)	5,128	285
7.750%, 11-13-42(C)	1,850	96
		1,695

Peru – 3.1%
Republic of Peru:
6.350%, 8-12-28(C)	PEN2,000	582
5.940%, 2-12-29(C)	782	222
6.950%, 8-12-31(C)	850	248
6.150%, 8-12-32(C)(E)	1,696	463
5.400%, 8-12-34(C)	956	235
6.900%, 8-12-37(C)	300	83
5.350%, 8-12-40(C)(E)(F)	1,525	352
		2,185

Poland – 1.7%
Poland Government Bond:
2.500%, 7-25-26(C)	PLN1,734	483
0.250%, 10-25-26(C)	933	230
2.500%, 7-25-27(C)	1,422	397
2.750%, 4-25-28(C)	147	42
		1,152

Romania – 3.9%
Romania Government Bond:
5.850%, 4-26-23(C)	RON2,700	692
4.400%, 9-25-23(C)	1,400	353
4.000%, 10-25-23(C)	700	175
3.250%, 4-29-24(C)	580	143
3.700%, 11-25-24(C)	185	46
4.850%, 4-22-26(C)	900	237
3.250%, 6-24-26(C)	180	44
5.800%, 7-26-27(C)	560	157
4.150%, 1-26-28(C)	500	129

5.000%, 2-12-29(C)	505	137
3.650%, 9-24-31(C)(F)	395	97
2.625%, 12-2-40(C)	EUR28	33
2.750%, 4-14-41(C)	267	315
4.625%, 4-3-49(C)	81	122
4.000%, 2-14-51	$18	19
		2,699

Russia – 6.0%
Russia Government Bond:
7.000%, 8-16-23(C)	RUB22,696	312
6.500%, 2-28-24(C)	20,000	272
7.400%, 7-17-24(C)	30,000	417
7.100%, 10-16-24(C)	20,000	276
4.500%, 7-16-25(C)	16,661	209
7.150%, 11-12-25(C)	5,347	74
7.750%, 9-16-26(C)	18,745	266
8.150%, 2-3-27(C)	14,428	209
6.000%, 10-6-27(C)	25,057	327
7.050%, 1-19-28(C)	5,237	72
6.900%, 5-23-29(C)	20,755	283
7.650%, 4-10-30(C)	15,000	214
8.523%, 9-17-31(C)	10,000	151
7.700%, 3-23-33(C)	24,173	347
7.250%, 5-10-34(C)	15,102	209
7.700%, 3-16-39(C)	14,810	214
Russian Federation
6.100%, 7-18-35(C)	23,303	291
		4,143

Singapore – 0.8%
Singapore Government Bond 2.250%, 8-1-36(C)	SGD677	530

South Africa – 9.7%
Republic of South Africa:
10.500%, 12-21-26(C)	ZAR13,666	1,089
8.000%, 1-31-30(C)	11,119	739
7.000%, 2-28-31(C)	10,160	611
8.875%, 2-28-35(C)	20,947	1,333
8.500%, 1-31-37(C)	15,020	905
9.000%, 1-31-40(C)	7,822	482
6.500%, 2-28-41(C)	9,340	440
8.750%, 1-31-44(C)	9,180	545
8.750%, 2-28-48(C)	9,705	576
		6,720

Thailand – 6.5%
Thailand Government Bond:
2.400%, 12-17-23(C)	THB26,000	848
2.875%, 12-17-28(C)	40,123	1,386
1.600%, 12-17-29(C)(F)	5,655	177
2.000%, 12-17-31(C)	46,822	1,494
3.775%, 6-25-32(C)	1,286	48
3.300%, 6-17-38(C)	10,220	360
2.875%, 6-17-46(C)	5,000	165
		4,478

Turkey – 0.6%
Turkey Government Bond:
10.400%, 3-20-24(C)	TRY450	44
9.000%, 7-24-24(C)	900	84
12.600%, 10-1-25(C)	1,700	167
10.600%, 2-11-26(C)	857	77
11.000%, 2-24-27(C)	66	6
10.500%, 8-11-27(C)	143	12
12.400%, 3-8-28(C)	131	13
		403

Ukraine – 1.0%
Ukraine Government Bond:
11.670%, 11-22-23(C)	UAH5,394	197

0.000%, 5-31-40(B)	$396	471
		668

Uruguay – 0.1%
Republica Orient Uruguay:
8.500%, 3-15-28(C)	UYU1,637	39
8.250%, 5-21-31(C)	1,109	26
		65

TOTAL OTHER GOVERNMENT SECURITIES – 82.1%		$56,921
(Cost: $56,284)

SHORT-TERM SECURITIES	Shares

Money Market Funds(G) – 14.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	$9,565	9,565
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(H)	543	543
		10,108

TOTAL SHORT-TERM SECURITIES – 14.6%		$10,108
(Cost: $10,108)

TOTAL INVESTMENT SECURITIES – 96.7%		$67,049
(Cost: $66,416)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I)(J)(K) – 3.3%		2,259

NET ASSETS – 100.0%		$69,308

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNH - Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, DOP - Dominican Republic Peso, EGP - Egypt Pound, EUR - Euro, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira, UAH - Ukraine Hryvnia, UYU - Uruguay Peso and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at June 30, 2021.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $815 or 1.2% of net assets.

(F)	All or a portion of securities with an aggregate value of $503 are on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2021.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Cash of $50 has been pledged as collateral on open futures contracts.

(J)	Cash of $70 has been pledged as collateral on OTC foreign currency contracts.

(K)	Cash of $1,059 has been pledged as collateral on centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at June 30, 2021:

Referenced Entity/Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Markit North American High Yield CDX Index	(1.000%)	6-20-26	400	$(41)	$(38)	$(3)
Markit North American High Yield CDX Index	(5.000%)	6-20-26	400	(41)	(35)	(6)
Markit North American High Yield CDX Index	(5.000%)	6-20-26	400	(41)	(39)	(2)
Markit North American High Yield CDX Index	(5.000%)	6-20-26	400	(41)	(39)	(2)
Republic of South Africa	(1.000%)	6-20-26	1,000	41	62	(21)
Republic of Turkey	(1.000%)	6-20-26	200	25	31	(7)
Republic of Turkey	(1.000%)	6-20-26	250	31	40	(9)
Republic of Turkey	(1.000%)	6-20-26	250	31	38	(7)
Republic of Turkey	(1.000%)	6-20-26	250	31	39	(7)
				$(5)	$59	$(64)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	6,150	U.S. Dollar	952	7-1-21	Barclays Capital, Inc.	$1	$—
U.S. Dollar	960	Chinese Yuan Renminbi	6,150	7-1-21	Barclays Capital, Inc.	—	8
Romanian Leu	330	U.S. Dollar	80	7-2-21	Barclays Capital, Inc.	1	—
Euro	398	U.S. Dollar	484	7-7-21	Barclays Capital, Inc.	12	—
Thai Baht	26,520	U.S. Dollar	848	7-12-21	Barclays Capital, Inc.	19	—
U.S. Dollar	1,592	Chinese Yuan Renminbi	10,200	7-12-21	Barclays Capital, Inc.	—	14
U.S. Dollar	623	Malaysian Ringgit	2,569	7-12-21	Barclays Capital, Inc.	—	5
U.S. Dollar	726	Mexican Peso	14,788	7-12-21	Barclays Capital, Inc.	15	—
U.S. Dollar	432	New Taiwan Dollar	12,000	7-12-21	Barclays Capital, Inc.	—	2

U.S. Dollar	175	Peruvian New Sol	660	7-12-21	Barclays Capital, Inc.	—	3
U.S. Dollar	1,417	Turkish New Lira	12,382	7-12-21	Barclays Capital, Inc.	—	2
Indonesian Rupiah	7,008,330	U.S. Dollar	491	7-14-21	Barclays Capital, Inc.	9	—
U.S. Dollar	1,153	Chinese Yuan Renminbi	7,400	7-19-21	Barclays Capital, Inc.	—	9
U.S. Dollar	120	Philippine Peso	5,784	7-19-21	Barclays Capital, Inc.	—	2
Philippine Peso	42,600	U.S. Dollar	879	7-21-21	Barclays Capital, Inc.	8	—
U.S. Dollar	424	Philippine Peso	20,720	7-21-21	Barclays Capital, Inc.	—	—*
Australian Dollar	1,100	U.S. Dollar	824	7-22-21	Barclays Capital, Inc.	—	1
Canadian Dollar	770	U.S. Dollar	617	7-22-21	Barclays Capital, Inc.	—	4
Russian Ruble	30,000	U.S. Dollar	408	7-22-21	Barclays Capital, Inc.	—	1
U.S. Dollar	620	Canadian Dollar	760	7-22-21	Barclays Capital, Inc.	—	7
U.S. Dollar	964	Chinese Yuan Renminbi	6,300	7-22-21	Barclays Capital, Inc.	9	—
U.S. Dollar	639	Russian Ruble	46,700	7-22-21	Barclays Capital, Inc.	—	2
U.S. Dollar	435	South Korean Won	494,000	7-23-21	Barclays Capital, Inc.	2	—
Euro	513	Turkish New Lira	5,436	7-26-21	Barclays Capital, Inc.	7	—
Turkish New Lira	1,800	Euro	168	7-26-21	Barclays Capital, Inc.	—	5
Turkish New Lira	3,690	U.S. Dollar	414	7-26-21	Barclays Capital, Inc.	—	5
South African Rand	5,169	U.S. Dollar	363	7-27-21	Barclays Capital, Inc.	2	—
U.S. Dollar	793	Turkish New Lira	6,995	7-28-21	Barclays Capital, Inc.	—	—*
U.S. Dollar	641	South African Rand	8,857	7-29-21	Barclays Capital, Inc.	—	23
Nigeria Naira	90,930	U.S. Dollar	204	8-12-21	Barclays Capital, Inc.	—	13
South African Rand	2,289	U.S. Dollar	162	8-17-21	Barclays Capital, Inc.	2	—
U.S. Dollar	408	Turkish New Lira	3,080	8-19-21	Barclays Capital, Inc.	—	63
Chilean Peso	151,000	U.S. Dollar	209	8-24-21	Barclays Capital, Inc.	4	—
Russian Ruble	10,700	U.S. Dollar	147	8-31-21	Barclays Capital, Inc.	2	—
Turkish New Lira	12,772	U.S. Dollar	1,417	9-10-21	Barclays Capital, Inc.	2	—
Egypt Pound	7,370	U.S. Dollar	447	9-20-21	Barclays Capital, Inc.	—	12
U.S. Dollar	200	Nigeria Naira	94,700	2-14-22	Barclays Capital, Inc.	13	—
Romanian Leu	185	U.S. Dollar	45	7-1-21	Citibank N.A.	—*	—
Brazilian Real	1,070	U.S. Dollar	214	7-2-21	Citibank N.A.	—	1
U.S. Dollar	1,531	Chinese Yuan Renminbi Offshore	9,900	7-2-21	Citibank N.A.	—	—*
Peruvian New Sol	660	U.S. Dollar	177	7-12-21	Citibank N.A.	6	—
U.S. Dollar	175	Mexican Peso	3,500	7-12-21	Citibank N.A.	—*	—
Indonesian Rupiah	7,862,783	U.S. Dollar	549	7-14-21	Citibank N.A.	9	—
Mexican Peso	8,500	U.S. Dollar	410	7-14-21	Citibank N.A.	—	16
Egypt Pound	2,920	U.S. Dollar	182	7-15-21	Citibank N.A.	—	4
Euro	350	Hungarian Forint	124,000	7-16-21	Citibank N.A.	4	—
Australian Dollar	1,100	U.S. Dollar	825	7-22-21	Citibank N.A.	—	—*
U.S. Dollar	431	New Zealand Dollar	610	7-22-21	Citibank N.A.	—	5
U.S. Dollar	124	Polish Zloty	470	7-23-21	Citibank N.A.	—	—*
Chinese Yuan Renminbi Offshore	7,654	U.S. Dollar	1,173	7-26-21	Citibank N.A.	—	8
Turkish New Lira	1,840	Euro	173	7-26-21	Citibank N.A.	—	3
U.S. Dollar	432	Colombian Peso	1,620,000	7-26-21	Citibank N.A.	—	1
U.S. Dollar	640	Indonesian Rupiah	9,300,000	7-26-21	Citibank N.A.	—	3
Singapore Dollar	355	U.S. Dollar	268	7-27-21	Citibank N.A.	4	—
U.S. Dollar	53	Peruvian New Sol	210	7-30-21	Citibank N.A.	2	—
Brazilian Real	1,700	U.S. Dollar	339	8-3-21	Citibank N.A.	—	2
Turkish New Lira	1,620	U.S. Dollar	196	8-19-21	Citibank N.A.	15	—
U.S. Dollar	183	Russian Ruble	13,500	8-23-21	Citibank N.A.	—	—*
Chilean Peso	455,000	U.S. Dollar	631	8-24-21	Citibank N.A.	12	—
U.S. Dollar	622	Chilean Peso	446,000	8-24-21	Citibank N.A.	—	16
Russian Ruble	35,733	U.S. Dollar	482	9-1-21	Citibank N.A.	—	2
U.S. Dollar	1,234	Russian Ruble	92,078	9-1-21	Citibank N.A.	13	—
South African Rand	1,400	U.S. Dollar	101	9-3-21	Citibank N.A.	3	—
Chinese Yuan Renminbi Offshore	7,474	U.S. Dollar	1,163	9-10-21	Citibank N.A.	14	—
Chinese Yuan Renminbi Offshore	5,828	U.S. Dollar	906	9-13-21	Citibank N.A.	10	—
Chinese Yuan Renminbi Offshore	9,900	U.S. Dollar	1,521	9-30-21	Citibank N.A.	1	—
Chilean Peso	785,692	U.S. Dollar	1,073	7-1-21	Goldman Sachs International	3	—
U.S. Dollar	1,074	Chilean Peso	785,692	7-1-21	Goldman Sachs International	—	4
U.S. Dollar	45	Romanian Leu	185	7-1-21	Goldman Sachs International	—	—*
Brazilian Real	26,727	U.S. Dollar	5,389	7-2-21	Goldman Sachs International	15	—
Romanian Leu	390	U.S. Dollar	96	7-2-21	Goldman Sachs International	3	—
U.S. Dollar	5,125	Brazilian Real	26,757	7-2-21	Goldman Sachs International	256	—

Colombian Peso	3,010,000	U.S. Dollar	799	7-6-21	Goldman Sachs International	—	3
South African Rand	4,024	U.S. Dollar	282	7-6-21	Goldman Sachs International	—*	—
U.S. Dollar	825	Colombian Peso	3,010,000	7-6-21	Goldman Sachs International	—	23
U.S. Dollar	427	South African Rand	5,897	7-6-21	Goldman Sachs International	—	15
U.S. Dollar	525	Thai Baht	16,479	7-6-21	Goldman Sachs International	—	11
Mexican Peso	6,800	U.S. Dollar	341	7-12-21	Goldman Sachs International	1	—
U.S. Dollar	149	Malaysian Ringgit	620	7-12-21	Goldman Sachs International	—*	—
U.S. Dollar	4,162	Mexican Peso	83,211	7-12-21	Goldman Sachs International	7	—
U.S. Dollar	424	Thai Baht	13,500	7-12-21	Goldman Sachs International	—	2
Thai Baht	7,670	U.S. Dollar	242	7-13-21	Goldman Sachs International	4	—
Indonesian Rupiah	2,077,680	U.S. Dollar	143	7-14-21	Goldman Sachs International	—*	—
U.S. Dollar	2,456	Malaysian Ringgit	10,126	7-14-21	Goldman Sachs International	—	19
U.S. Dollar	722	Mexican Peso	14,300	7-15-21	Goldman Sachs International	—	6
U.S. Dollar	1,327	Russian Ruble	95,900	7-19-21	Goldman Sachs International	—	20
Russian Ruble	31,000	U.S. Dollar	427	7-22-21	Goldman Sachs International	4	—
U.S. Dollar	324	Mexican Peso	6,700	7-23-21	Goldman Sachs International	11	—
Turkish New Lira	1,830	Euro	173	7-26-21	Goldman Sachs International	—	3
U.S. Dollar	431	Colombian Peso	1,620,000	7-26-21	Goldman Sachs International	1	—
U.S. Dollar	431	Turkish New Lira	3,820	7-26-21	Goldman Sachs International	2	—
Singapore Dollar	354	U.S. Dollar	266	7-27-21	Goldman Sachs International	3	—
South African Rand	19,837	U.S. Dollar	1,387	7-27-21	Goldman Sachs International	2	—
U.S. Dollar	138	Peruvian New Sol	550	7-30-21	Goldman Sachs International	5	—
Indonesian Rupiah	2,501,460	U.S. Dollar	172	8-2-21	Goldman Sachs International	—*	—
U.S. Dollar	199	Malaysian Ringgit	830	8-2-21	Goldman Sachs International	—*	—
U.S. Dollar	5,623	Brazilian Real	27,928	8-3-21	Goldman Sachs International	—	27
Singapore Dollar	1,120	U.S. Dollar	839	8-6-21	Goldman Sachs International	6	—
Singapore Dollar	560	U.S. Dollar	419	8-10-21	Goldman Sachs International	2	—
Turkish New Lira	3,130	U.S. Dollar	386	8-19-21	Goldman Sachs International	35	—
U.S. Dollar	433	Turkish New Lira	3,270	8-19-21	Goldman Sachs International	—	67
U.S. Dollar	538	Chilean Peso	392,846	8-20-21	Goldman Sachs International	—	4
Chilean Peso	456,000	U.S. Dollar	636	8-24-21	Goldman Sachs International	15	—
U.S. Dollar	665	Chilean Peso	478,000	8-24-21	Goldman Sachs International	—	16
Mexican Peso	3,300	U.S. Dollar	165	8-27-21	Goldman Sachs International	1	—
Romanian Leu	185	U.S. Dollar	45	9-1-21	Goldman Sachs International	—*	—
U.S. Dollar	796	Colombian Peso	3,010,000	9-1-21	Goldman Sachs International	3	—
U.S. Dollar	89	Russian Ruble	6,523	9-1-21	Goldman Sachs International	—	—*
Peruvian New Sol	530	U.S. Dollar	138	9-2-21	Goldman Sachs International	—*	—
U.S. Dollar	861	Polish Zloty	3,159	9-7-21	Goldman Sachs International	—	32
Hungarian Forint	29,112	U.S. Dollar	99	9-9-21	Goldman Sachs International	1	—
Russian Ruble	30,400	U.S. Dollar	414	9-9-21	Goldman Sachs International	2	—
U.S. Dollar	440	Hungarian Forint	125,713	9-9-21	Goldman Sachs International	—	16
U.S. Dollar	453	Russian Ruble	33,400	9-9-21	Goldman Sachs International	—	1
Chinese Yuan Renminbi	6,150	U.S. Dollar	952	7-1-21	JPMorgan Securities LLC	—	—*
U.S. Dollar	953	Chinese Yuan Renminbi	6,150	7-1-21	JPMorgan Securities LLC	—	1
Brazilian Real	1,120	U.S. Dollar	212	7-2-21	JPMorgan Securities LLC	—	13
Chinese Yuan Renminbi Offshore	9,900	U.S. Dollar	1,550	7-2-21	JPMorgan Securities LLC	20	—
U.S. Dollar	426	Brazilian Real	2,160	7-2-21	JPMorgan Securities LLC	8	—
U.S. Dollar	923	Thai Baht	28,835	7-6-21	JPMorgan Securities LLC	—	24
Mexican Peso	2,200	U.S. Dollar	110	7-12-21	JPMorgan Securities LLC	—	—*
U.S. Dollar	340	Mexican Peso	6,800	7-12-21	JPMorgan Securities LLC	1	—
U.S. Dollar	157	Thai Baht	4,900	7-13-21	JPMorgan Securities LLC	—	4
Indonesian Rupiah	1,085,120	U.S. Dollar	76	7-14-21	JPMorgan Securities LLC	1	—
Mexican Peso	17,000	U.S. Dollar	825	7-14-21	JPMorgan Securities LLC	—	26
U.S. Dollar	1,745	Mexican Peso	34,823	7-14-21	JPMorgan Securities LLC	—	1
Euro	350	Hungarian Forint	122,685	7-16-21	JPMorgan Securities LLC	—	1
U.S. Dollar	1,169	Chinese Yuan Renminbi	7,700	7-16-21	JPMorgan Securities LLC	21	—
Canadian Dollar	770	U.S. Dollar	617	7-22-21	JPMorgan Securities LLC	—	4
New Zealand Dollar	1,190	U.S. Dollar	826	7-22-21	JPMorgan Securities LLC	—	6
U.S. Dollar	859	Australian Dollar	1,130	7-22-21	JPMorgan Securities LLC	—	11
U.S. Dollar	835	Russian Ruble	60,500	7-22-21	JPMorgan Securities LLC	—	11
Chinese Yuan Renminbi Offshore	7,945	U.S. Dollar	1,223	7-28-21	JPMorgan Securities LLC	—	3
U.S. Dollar	949	Chinese Yuan Renminbi	6,150	8-2-21	JPMorgan Securities LLC	—*	—
Egypt Pound	4,820	U.S. Dollar	299	8-18-21	JPMorgan Securities LLC	—	3
Turkish New Lira	3,190	U.S. Dollar	401	8-19-21	JPMorgan Securities LLC	44	—

U.S. Dollar	200	Turkish New Lira	1,590	8-19-21	JPMorgan Securities LLC	—	22
U.S. Dollar	215	Chilean Peso	154,000	8-24-21	JPMorgan Securities LLC	—	6
U.S. Dollar	149	Peruvian New Sol	562	9-2-21	JPMorgan Securities LLC	—	3
Chinese Yuan Renminbi Offshore	12,270	U.S. Dollar	1,912	9-15-21	JPMorgan Securities LLC	25	—
U.S. Dollar	149	Czech Koruna	3,191	9-22-21	JPMorgan Securities LLC	—	1
U.S. Dollar	174	Romanian Leu	720	7-2-21	Morgan Stanley International	—	1
Euro	100	U.S. Dollar	122	7-7-21	Morgan Stanley International	3	—
U.S. Dollar	124	Euro	101	7-7-21	Morgan Stanley International	—	3
Romanian Leu	520	U.S. Dollar	125	7-9-21	Morgan Stanley International	—*	—
U.S. Dollar	952	Chinese Yuan Renminbi	6,100	7-16-21	Morgan Stanley International	—	10
Chinese Yuan Renminbi Offshore	15,507	U.S. Dollar	2,371	7-23-21	Morgan Stanley International	—	23
U.S. Dollar	138	Peruvian New Sol	557	7-26-21	Morgan Stanley International	6	—
U.S. Dollar	119	South African Rand	1,717	7-27-21	Morgan Stanley International	1	—
U.S. Dollar	687	Hungarian Forint	202,100	7-30-21	Morgan Stanley International	—	5
Nigeria Naira	87,910	U.S. Dollar	199	8-12-21	Morgan Stanley International	—	11
South African Rand	3,516	U.S. Dollar	254	9-3-21	Morgan Stanley International	9	—
Chinese Yuan Renminbi Offshore	8,100	U.S. Dollar	1,261	9-9-21	Morgan Stanley International	15	—
Chinese Yuan Renminbi Offshore	1,600	U.S. Dollar	246	9-13-21	Morgan Stanley International	—	—*
U.S. Dollar	3,834	Polish Zloty	14,526	9-20-21	Morgan Stanley International	—	23
U.S. Dollar	187	Nigeria Naira	87,910	2-14-22	Morgan Stanley International	10	—
						$747	$727

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bond	Short	9	9-8-21	900	$(1,842)	$(10)
U.S. 10-Year Treasury Note	Short	20	9-30-21	2,000	(2,650)	5
U.S. 5-Year Treasury Note	Short	4	9-30-21	400	(494)	1
					$(4,986)	$(4)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2021:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Receive	3-Month LIBOR	0.881%	9/21/2024	$4,375	$—*	$—	$—
Receive	1-Day Brazil Interbank Deposit Rate	0.112%	7/3/2023	BRL1,153	1	—	1
Receive	1-Day Mumbai Interbank Outright Rate	4.238%	12/15/2022	INR4,312	(15)	—	(15)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	0.758%	9/14/2022	MXN1,417	(16)	—	(16)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	0.043%	9/13/2023	505	(11)	—	(11)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	0.908%	9/9/2026	1,519	(43)	—	(43)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.695%	9/3/2031	1,465	(28)	—	(28)
Receive	3-Month Johannesburg Interbank Agreed Rate	7.710%	12/15/2023	ZAR2,536	(3)	—	(3)
Pay	3-Month Johannesburg Interbank Agreed Rate	7.640%	12/15/2031	935	(1)	—	(1)
Pay	3-Month Johannesburg Interbank Agreed Rate	9.470%	12/16/2031	931	(2)	—	(2)
Pay	3-Month Johannesburg Interbank Agreed Rate	10.300%	12/16/2031	2,086	33	—	33
Receive	3-Month Johannesburg Interbank Agreed Rate	0.623%	12/17/2031	2,150	3	—	3
Receive	3-Month LIBOR	0.851%	9/21/2024	$4,375	2	—	2
Receive	6-Month Budapest Interbank Offered Rate	2.045%	12/15/2023	HUF2,245	11	—	11

Pay	6-Month Budapest Interbank Offered Rate	2.450%	12/15/2026	636	(5)	—	(5)
Receive	6-Month Singapore Dollar Swap Offer Rate	1.638%	4/30/2031	SGD223	(3)	—	(3)
Pay	6-Month Warsaw Interbank Offered Rate	0.691%	9/15/2023	PLN877	(5)	—	(5)
Pay	6-Month Warsaw Interbank Offered Rate	1.217%	9/15/2025	1,291	(8)	—	(8)
Receive	6-Month Warsaw Interbank Offered Rate	0.412%	9/15/2026	532	(3)	—	(3)
Receive	6-Month Warsaw Interbank Offered Rate	1.646%	12/15/2026	1,469	(3)	—	(3)
Pay	6-Month Warsaw Interbank Offered Rate	1.788%	9/15/2029	357	2	—	2
Pay	1-Day Brazil Interbank Deposit Rate	4.205%	1/3/2023	BRL1,591	1	—	1
Pay	1-Day Brazil Interbank Deposit Rate	4.805%	1/3/2023	398	—*	—	—
Pay	1-Day Brazil Interbank Deposit Rate	6.775%	7/3/2023	1,153	—*	—	—
Pay	1-Day Brazil Interbank Deposit Rate	5.080%	1/3/2024	477	—*	—	—
Pay	1-Year Camara vs. Interest Rate Swap Peso	4.840%	12/16/2031	CLP500	(5)	—	(5)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.320%	9/6/2028	MXN1,148	(27)	—	(27)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.210%	12/15/2023	ZAR2,414	(4)	—	(4)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.395%	12/15/2023	2,391	(11)	—	(11)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.150%	12/15/2023	2,521	(1)	—	(1)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.060%	12/15/2023	2,521	2	—	2
Receive	3-Month Johannesburg Interbank Agreed Rate	S 5.3%	12/15/2024	1,856	16	—	16
Pay	3-Month Johannesburg Interbank Agreed Rate	7.650%	12/15/2031	968	(1)	—	(1)
Pay	3-Month Johannesburg Interbank Agreed Rate	7.710%	12/15/2031	970	1	—	1
Receive	6-Month Budapest Interbank Offered Rate	2.215%	12/15/2024	HUF815	5	—	5
Pay	6-Month Budapest Interbank Offered Rate	2.490%	12/15/2031	593	11	—	11
Pay	6-Month Budapest Interbank Offered Rate	2.490%	12/15/2031	580	(13)	—	(13)
Receive	6-Month Singapore Dollar Swap Offer Rate	1.550%	4/27/2031	SGD372	(2)	—	(2)
Receive	6-Month Warsaw Interbank Offered Rate	1.415%	12/15/2026	PLN480	4	—	4
Pay	7-Day China Fixing Repo Rates	2.725%	6/2/2026	CNY977	(3)	—	(3)
Receive	1-Day Mumbai Interbank Outright Rate	3.949%	9/16/2022	INR4,326	(10)	—	(10)
Receive	3-Month Johannesburg Interbank Agreed Rate	0.063%	12/15/2024	ZAR1,816	2	—	2
Receive	3-Month LIBOR	0.885%	9/21/2024	$4,375	(1)	—	(1)
					$(130)	$—	$(130)

The following over the counter interest rate swap agreements were outstanding at June 30, 2021:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR1,171	$91	$—	$91
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	0.328%	5/21/2024	MYR3,319	11	—	11
Goldman Sachs International	Pay	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	15.840%	9/15/2024	TRY106	(4)	—	(4)

Goldman Sachs International	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	18.250%	6/16/2026	126	(3)	—	(3)
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	6.750%	6/16/2023	RUB873	(9)	—	(9)
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	7.490%	12/15/2024	1,003	1	—	1
JPMorgan Chase Bank N.A.	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	17.530%	12/16/2025	TRY229	(3)	—	(3)
JPMorgan Chase Bank N.A.	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	20.480%	9/15/2026	$1,300	(6)	—	(6)
JPMorgan Chase Bank N.A.	Receive	3-Month LIBOR	17.900%	9/15/2026	200	7	—	7
JPMorgan Chase Bank N.A.	Receive	3-Month RUB NFEA MosPrime Rate	5.600%	6/16/2022	RUB2,301	(37)	—	(37)
JPMorgan Chase Bank N.A.	Pay	3-Month RUB NFEA MosPrime Rate	7.475%	12/15/2023	1,758	(2)	—	(2)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR206	10	—	10
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	16.350%	9/15/2022	$1,100	187	—	187
Morgan Stanley & Co. International plc	Pay	3-Month RUB NFEA MosPrime Rate	7.020%	12/15/2022	RUB2,100	(15)	—	(15)
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	7.400%	4/24/2024	IDR942	47	—	47
						$275	$—	$275

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
U.S. 5-Year Treasury Note August Futures	N/A	Put	43	4,300	July 2021	$121.75	$4	$(1)
	N/A	Call	43	4,300	July 2021	124.50	6	—*
							$10	$(1)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$20	$—	$—
Other Government Securities	—	56,921	—
Short-Term Securities	10,108	—	—
Total	$10,128	$56,921	$—
Forward Foreign Currency Contracts	$—	$747	$—
Futures Contracts	$6	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$93	$—
Over the Counter Interest Rate Swaps	$—	$354	$—

Liabilities
Centrally Cleared Credit Default Swaps	$—	$64	$—
Forward Foreign Currency Contracts	$—	$727	$—
Futures Contracts	$10	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$223	$—
Over the Counter Interest Rate Swaps	$—	$79	$—
Written Options	$1	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$66,416

Gross unrealized appreciation	1,905

Gross unrealized depreciation	(1,272)
Net unrealized appreciation	$633